Federal Funds Sold or Purchased, Securities Financing Agreements and Short-term Borrowings (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Amount
Federal funds sold and securities borrowed or purchased under agreements to resell	$ 192,482	$ 191,823
Amount
Federal funds purchased and securities loaned or sold under agreements to repurchase	174,291	201,277
Short-term borrowings	28,098	31,172
Federal funds purchased and securities loaned or sold under agreements to repurchase
Amount
Average during year	213,497	215,792
Maximum month-end balance during year	$ 235,232	$ 240,154
Rate
Weighted average interest rate	0.82%	0.98%
Average during year (percent)	0.89%	0.99%
Short-term borrowings
Amount
Average during year	$ 32,798	$ 41,886
Maximum month-end balance during year	$ 40,110	$ 51,409
Rate
Weighted average interest rate	1.61%	1.47%
Average during year (percent)	1.49%	1.08%
Federal funds sold and securities borrowed or purchased under agreements to resell
Amount
Average during year	$ 211,471	$ 222,483
Maximum month-end asset outstanding amount	$ 226,502	$ 240,122
Rate
Weighted average interest rate	0.44%	0.47%
Average asset outstanding rate (percent)	0.47%	0.47%